Income Tax (Details) - Schedule of Reconciliation of the Expected Income Tax Recovery to the Actual Income Tax Recovery (Parentheticals)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of the Expected Income Tax Recovery to the Actual Income Tax Recovery [Abstract]
Statutory rate	17.00%	17.00%